Annual Operating Expenses - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2020 Fund - Fidelity Simplicity RMD 2020 Fund	Sep. 29, 2023
Operating Expenses:
Management fee	0.56%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.56%

[1]	AAdjusted to reflect current fees.